Loan Payables (Details) - CNY (¥) ¥ in Thousands								6 Months Ended	12 Months Ended
	Nov. 03, 2023	Sep. 01, 2023	Jul. 29, 2022	Dec. 29, 2021	Oct. 29, 2021	Jul. 27, 2021	Sep. 17, 2020	Dec. 15, 2023	Dec. 31, 2023
Loans Payable [Line Items]
Borrow amount							¥ 20,000
Weighted average interest rate							7.50%
Outstanding balance amount								¥ 6,500	¥ 5,200
ZJ Youguan [Member]
Loans Payable [Line Items]
Repaid amount			¥ 500	¥ 1,000	¥ 2,000	¥ 10,000
WuYi Transportation Construction Investment Group Company Limited [Member]
Loans Payable [Line Items]
Repaid amount	¥ 500	¥ 800